RELATED PARTY TRANSACTIONS (Schedule of Fees Incurred with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Management fee, percentage	1.25%
Vessel Management Fees	$ 30,276	$ 33,092	$ 45,266
Administration Services Fees	1,178	1,484	1,072
Due to related parties	2,724	3,980
Frontline Charterers
Related Party Transaction [Line Items]
Vessel Management Fees	8,893	11,758	24,033
Commissions and Brokerage	364	291	287
Administration Services Fees	82	201	323
Golden Ocean
Related Party Transaction [Line Items]
Vessel Management Fees	20,496	20,440	20,440
Administration Services Fees	70	30	0
Operating Management Fees	887	894	793
Due to related parties	23	0
Seatankers
Related Party Transaction [Line Items]
Administration Services Fees	520	739	290
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Office Facilities	94	104	108
Frontline Management AS
Related Party Transaction [Line Items]
Office Facilities	186	198	185
Frontline Corporate Services Ltd.
Related Party Transaction [Line Items]
Administration Services Fees	226	212	$ 166
Frontline Management and Frontline Management AS
Related Party Transaction [Line Items]
Due to related parties	$ 70	$ 50